Note 5 - Deposit on Mill Equipment (Details Textual)							12 Months Ended
	Jul. 01, 2018 CAD ($)	Jul. 01, 2018 USD ($)	Jun. 12, 2018 CAD ($)	Jun. 12, 2018 USD ($)	Oct. 16, 2015 CAD ($) shares	Oct. 16, 2015 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Payments for purchase obligations for equipment							$ 7,694,900		$ 3,642,826		$ 324,600
Mill mobilization payments	$ 463,777	$ 352,200					2,818,400	$ 2,211,300	$ 995,226	$ 767,500
Rock Creek Mill [member]
Statement Line Items [Line Items]
Option to purchase property						$ 6,500,000
Total number of shares issued | shares					407,997	407,997
Fair value of shares issued					$ 273,358
Mill mobilization payments							$ 2,818,400	$ 2,211,300
Rock Creek Mill [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Payments for purchase obligations for equipment			$ 4,876,500	$ 3,750,000